Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2010
Prepayments and Other Current Assets [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS
3. PREPAYMENTS AND OTHER CURRENT ASSETS
Components of prepayments and other current assets as of December 31, 2009 and 2010 are as follows:

	2009	2010
Prepayment for utility and telecom expenses	15,939	21,034
Prepayment for rental expenses	9,894	19,495
Employee advances	4,442	5,615
Interest receivable	149	4,932
Prepayment for advertisement, consultation and insurance	3,360	3,509
Deposits for utility expenses	2,816	6,411
Other current assets	16,454	16,890

Total	53,054	77,886